Note 19 - Subsequent Events - 10Q	9 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 19. SUBSEQUENT EVENTS

In July 2013, the Company received a No Change Letter indicating that the Federal tax return filed for the fiscal year ended September 30, 2008 will not be changed. The Company’s tax returns for tax years 2009 and later could still be subject to review by the IRS, however to date, no such notice has been received. The Company does not believe that it has any other uncertain tax positions which would require recognition and measurement as of June 30, 2013.

On June 20, 2013, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with National Acquisition Corp., a Delaware corporation and a wholly-owned subsidiary of us ("Merger Sub"), and Gilman Ciocia, Inc., a Delaware corporation ("Gilman"). Upon the terms and subject to the conditions set forth in the Merger Agreement, Gilman will become a wholly-owned subsidiary of the Company through a merger of Merger Sub with and into Gilman, with Gilman as the surviving corporation (the "Merger").

Upon the terms and subject to the conditions set forth in the Merger Agreement, by virtue of the Merger, each share of Gilman's common stock, par value $0.01 per share (the “Gilman Common Stock”), issued and outstanding immediately prior to the effective time of the Merger (other than any dissenting shares), shall be converted into the right to receive 0.24884345081shares of the Company's common stock, par value $0.02 per share (the “Company Common Stock”); provided that in no event shall the Company or Merger Sub issue in excess of 24,000,000 shares (subject to rounding for fractional shares), in the aggregate, of Company Common Stock. Immediately prior to the Closing (as defined below), the outstanding indebtedness of Gilman will not exceed $5,400,000 (the “Assumed Indebtedness”) which shall exclude any capital leases and any insurance premium financing of Gilman or its subsidiaries, and the Company shall cause the Assumed Indebtedness to be paid off at the Closing. Any amounts of Assumed Indebtedness in excess of $5,000,000 and up to $5,400,000 (the “Difference”) shall cause a reduction in the number of shares of Company Common Stock issued under the Merger Agreement; such reduction in a share amount equal to the quotient of the Difference and $0.30 (subject to equitable adjustment for any stock split, reverse stock split, stock dividend (including any dividend or distribution of securities convertible into Company Common Stock), extraordinary cash dividends, reorganization, recapitalization, reclassification, combination, exchange of shares or other like change with respect to Company Common Stock). In addition, the Company has agreed to issue options to purchase 1,750,000 shares of Company Common Stock to certain employees and independent contractors of Gilman at an exercise price of $0.50 per share at the Closing.  Following the Closing, the Company has also agreed to appoint two persons nominated by the Board of Directors of Gilman and reasonably acceptable to the Company to serve as Class I members of the Board of Directors of the Company and to nominate such persons for election at the next election of Class I directors of the Company.

Consummation of the Merger (the “Closing”) is subject to closing conditions, including, among other things, (i) the adoption and approval of the Merger Agreement by the requisite vote of Gilman's stockholders; (ii) the effectiveness of a registration statement on Form S-4 to be filed by the Company (which was declared effective by the SEC on August 9, 2013); (iii) the outstanding indebtedness of Gilman not exceeding $5,400,000 which will exclude any capital leases and any insurance premium financing of Gilman or its subsidiaries; (iv) the holders of not more than 5% of Gilman Common Stock outstanding having perfected and not withdrawn a demand for dissenter's rights under applicable law; (v) all severance, change of control payments, accelerations, accrued compensation, bonus, and vacation relating to any and all employees and consultants not exceeding the amounts set forth in Gilman's schedules to the Merger Agreement; (vi) the Financial Industry Regulatory Authority ("FINRA") having approved an application under Rule 1017 with respect to the Merger (the "Rule 1017 Application"); (vii) the Voting and Support Agreements (as defined below) having been executed and delivered to the Company; (viii) the absence of any law or order prohibiting the Merger; and (ix) the accuracy of the representations and warranties, subject to customary materiality qualifiers.

Each of the Company, Gilman and Merger Sub have made customary representations, warranties and covenants in the Merger Agreement, including, among others, covenants that (i) Gilman will conduct its business in the ordinary course of business consistent with past practice during the interim period between the execution of the Merger Agreement and the Closing; (ii) the Company and Gilman will not engage in certain kinds of transactions or take certain actions during such period; (iii) the Company and Gilman will cooperate in preparing and promptly causing to be filed with the Securities and Exchange Commission (the "SEC") a proxy statement/prospectus and a Registration Statement on Form S-4 and to use reasonable best efforts to have the Form S-4 declared effective under the Securities Act of 1933, as amended, as promptly as practicable after such filing with the SEC; (iv) Gilman as soon as practicable following the date upon which the S-4 becomes effective take all action necessary to duly call, give notice of, convene and hold a meeting of its stockholders for the purpose of obtaining the requisite stockholder vote to adopt the Merger Agreement; (v) Gilman's board of directors recommending that its stockholders adopt the Merger Agreement, subject to certain exceptions; and (vi) the Company promptly causing to be filed with FINRA the Rule 1017 Application.

Prior to the Closing, Gilman is not permitted to solicit, initiate, knowingly encourage or facilitate, participate in any discussions or negotiations or entertain any proposals to be acquired other than pursuant to the Merger Agreement, subject to certain exceptions, including for Gilman's “fiduciary out” for a Superior Proposal (as defined in the Merger Agreement).

The Merger Agreement contains certain termination rights for the Company, on the one hand, and Gilman, on the other hand. The Merger Agreement provides that, upon termination under specified circumstances, (i) Gilman would be required to pay Gilman a termination fee of $800,000, or (ii) the Company would be required to pay Gilman a reverse termination fee of $800,000.